Lease - Disclosure of lease payments (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 31, 2019	Dec. 18, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Fixed rent	$ 9,702
Predecessor
Disclosure of quantitative information about right-of-use assets [line items]
Fixed rent		$ 147,864
Variable rent with minimum payment		20,000
Total Lease Rent Payments		$ 167,864